10-K Employee Benefit Plans - Nonqualified benefit plans, investments (Details) - Nonqualified Plan - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Defined benefit plan disclosure, net periodic benefit cost [Line Items]
Total investments	$ 29,765	$ 32,240
Insurance contract
Defined benefit plan disclosure, net periodic benefit cost [Line Items]
Total investments	20,083	21,629
Life insurance
Defined benefit plan disclosure, net periodic benefit cost [Line Items]
Total investments	7,234	7,567
Other
Defined benefit plan disclosure, net periodic benefit cost [Line Items]
Total investments	$ 2,448	$ 3,044